Segment Reporting, Property, Plant, and Equipment by Geographic Region (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 326.6	$ 356.6	$ 363.2
Total Americas [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		185.5	206.2	205.2
United States [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		179.6	199.9	198.4
Other Americas [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		5.9	6.3	6.8
EMEA [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[1]	117.3	126.3	132.3
Asia Pacific [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 23.8	$ 24.1	$ 25.7

[1]	Europe, Middle East and Africa (“EMEA”)